Financial Instruments - Financial assets and liabilities measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments
Total	$ 84,639	$ 78,635
Quoted prices in active markets for identical assets (Level 1)
Financial Instruments
Total	1,011	730
Significant other observable inputs (Level 2)
Financial Instruments
Total		12,334
Significant unobservable inputs (Level 3)
Financial Instruments
Total	83,628	65,571
Beedie Convertible Loan | Financial liabilities at fair value through profit or loss
Financial Instruments
Total financial Liabilities		12,334
Beedie Convertible Loan | Financial liabilities at fair value through profit or loss | Significant other observable inputs (Level 2)
Financial Instruments
Total financial Liabilities		12,334
Beedie Derivative Liability | Financial liabilities at fair value through profit or loss
Financial Instruments
Total financial Liabilities		3,285
Beedie Derivative Liability | Financial liabilities at fair value through profit or loss | Significant unobservable inputs (Level 3)
Financial Instruments
Total financial Liabilities		3,285
Investments | Financial assets at fair value through other comprehensive income
Financial Instruments
Total financial assets	1,011	730
Investments | Financial assets at fair value through other comprehensive income | Quoted prices in active markets for identical assets (Level 1)
Financial Instruments
Total financial assets	1,011	730
Greenstone gold interest | Financial assets at fair value through profit or loss
Financial Instruments
Total financial assets	83,628	62,286
Greenstone gold interest | Financial assets at fair value through profit or loss | Significant unobservable inputs (Level 3)
Financial Instruments
Total financial assets	$ 83,628	$ 62,286